Stock Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Dr. Shell	Jan. 31, 2011 Mr . Giffoni	Sep. 30, 2012 Warrant	Dec. 31, 2011 Warrant	Sep. 30, 2012 Minimum Warrant	Dec. 31, 2011 Minimum Warrant	Sep. 30, 2012 Maximum Warrant	Dec. 31, 2011 Maximum Warrant	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 If EBIDTA $50,000,000 to 250,000,000 Minimum	Dec. 31, 2011 If EBIDTA $50,000,000 to 250,000,000 Minimum	Sep. 30, 2012 If EBIDTA $50,000,000 to 250,000,000 Maximum	Dec. 31, 2011 If EBIDTA $50,000,000 to 250,000,000 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Compensation	$ 562,981	$ 661,750	$ 1,363,918	$ 83,505									$ 662,981	$ 661,750
Options, volatility factors, minimum	91.00%		83.00%
Options, volatility factors, maximum	97.00%		97.00%
Options, expected terms	5 years									6 years		5 years 3 months
Options, expiration term	10 years
Options, dividend rate	0.00%		0.00%
Options, risk free rate, minimum	0.62%		0.90%
Options, risk free rate, maximum	1.05%		2.46%
TMP Insiders shares common stock entitlement					500,000	500,000
Incentive stock options															7,394	7,394	110,917	110,917
Incentive stock options, exercise price	$ 3.49		$ 3.49
Stock price							$ 0.61	$ 2.55
Exercise price							$ 1.00	$ 3.38
Volatility factors							91.00%	96.66%
Expected terms							5 years	5 years
Dividend rate							0.00%	0.00%
Risk free rate								0.90%	0.90%		1.05%